Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade receivables
Summary of detailed information about trade receivables

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Trade receivables, gross	336,136	346,683
Less: loss allowance	(54,023)	(103,560)
	282,113	243,123